Lease Liability (Tables)	6 Months Ended
Jun. 30, 2022
Lease Liability
Schedule of lease liability maturity, interest rate and balance

		Incremental	June 30	December 31
	Maturity	borrowing rate	2022	2021
Current	2022	10.25%	$—	$439,709
Non-current	2023‑2039	10.25%	—	1,978,997
			$—	$2,418,706

Schedule of undiscounted minimum lease payments remaining

Bophelo Bio Science and Wellness (Pty) Ltd has committed to the following undiscounted minimum lease payments remaining as at June 30, 2022:

Year ended December 31:
2022 remaining	$110,689
2023	265,654
2024	265,654
2025	265,654
2026	265,654
Thereafter	3,254,264
$4,427,569